As filed with the U.S. Securities and Exchange Commission on February 8, 2013

Securities Act File No. 2-49007

Investment Company Act File No. 811-2405

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 64	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 52
(Check appropriate box or boxes)

BlackRock Balanced Capital Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock Balanced Capital Fund, Inc.

55 East 52nd Street, New York, New York 10055

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund:	Benjamin Archibald, Esq.
Margery K. Neale, Esq.	BlackRock Advisors, LLC
Willkie Farr & Gallagher LLP	55 East 52nd Street
787 Seventh Avenue	New York, New York 10055
New York, New York 10019-6099

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock, par value, $.10 per share.

Master Bond LLC, Master Large Cap Series LLC and BlackRock Cayman Master Total Return Portfolio I, Ltd have also executed this registration statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 8th day of February, 2013.

BLACKROCK BALANCED CAPITAL FUND, INC.
(REGISTRANT)

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski, President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ JOHN M. PERLOWSKI (John M. Perlowski)	President and Chief Executive Officer (Principal Executive Officer)	February 8, 2013

/s/ NEAL J. ANDREWS (Neal J. Andrews)	Chief Financial Officer (Principal Financial and Accounting Officer)	February 8, 2013

JAMES H. BODURTHA* (James H. Bodurtha)	Director

BRUCE R. BOND* (Bruce R. Bond)	Director

DONALD W. BURTON* (Donald W. Burton)	Director

STUART E. EIZENSTAT* (Stuart E. Eizenstat)	Director

KENNETH A. FROOT* (Kenneth A. Froot)	Director

ROBERT M. HERNANDEZ* (Robert M. Hernandez)	Director

JOHN F. O’BRIEN* (John F. O’Brien)	Director

ROBERTA COOPER RAMO* (Roberta Cooper Ramo)	Director

DAVID H. WALSH* (David H. Walsh)	Director

FRED G. WEISS* (Fred G. Weiss)	Director

PAUL L. AUDET* (Paul L. Audet)	Director

	LAURENCE D. FINK*	Director
(Laurence D. Fink)

	HENRY GABBAY*	Director
(Henry Gabbay)

*By:	/s/ BENJAMIN ARCHIBALD		February 8, 2013
Benjamin Archibald (Attorney-in-Fact)

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, Master Bond LLC has duly caused this Registration Statement of BlackRock Balanced Capital Fund, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 8th day of February, 2013.

MASTER BOND LLC
(REGISTRANT)

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski, President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement of BlackRock Balanced Capital Fund, Inc. has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ JOHN M. PERLOWSKI (John M. Perlowski)	President and Chief Executive Officer (Principal Executive Officer)	February 8, 2013

/s/ NEAL J. ANDREWS (Neal J. Andrews)	Chief Financial Officer (Principal Financial and Accounting Officer)	February 8, 2013

JAMES H. BODURTHA* (James H. Bodurtha)	Director

BRUCE R. BOND* (Bruce R. Bond)	Director

DONALD W. BURTON* (Donald W. Burton)	Director

STUART E. EIZENSTAT* (Stuart E. Eizenstat)	Director

KENNETH A. FROOT* (Kenneth A. Froot)	Director

ROBERT M. HERNANDEZ* (Robert M. Hernandez)	Director

JOHN F. O’BRIEN* (John F. O’Brien)	Director

ROBERTA COOPER RAMO* (Roberta Cooper Ramo)	Director

DAVID H. WALSH* (David H. Walsh)	Director

FRED G. WEISS* (Fred G. Weiss)	Director

PAUL L. AUDET* (Paul L. Audet)	Director

	LAURENCE D. FINK*	Director
(Laurence D. Fink)

	HENRY GABBAY*	Director
(Henry Gabbay)

*By:	/s/ BENJAMIN ARCHIBALD		February 8, 2013
Benjamin Archibald (Attorney-in-Fact)

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, Master Large Cap Series LLC has duly caused this Registration Statement of BlackRock Balanced Capital Fund, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 8th day of February, 2013.

MASTER LARGE CAP SERIES LLC
(REGISTRANT)

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski, President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of BlackRock Balanced Capital Fund, Inc. has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	President and Chief Executive Officer (Principal Executive Officer)	February 8, 2013
(John M. Perlowski)

/s/ NEAL J. ANDREWS (Neal J. Andrews)	Chief Financial Officer (Principal Financial and Accounting Officer)	February 8, 2013

DAVID O. BEIM *	Director
(David O. Beim)

RONALD W. FORBES*	Director
(Ronald W. Forbes)

DR. MATINA HORNER*	Director
(Dr. Matina Horner)

RODNEY D. JOHNSON*	Director
(Rodney D. Johnson)

HERBERT I. LONDON*	Director
(Herbert I. London)

CYNTHIA A. MONTGOMERY*	Director
(Cynthia A. Montgomery)

JOSEPH P. PLATT, JR.*	Director
(Joseph P. Platt, Jr.)

ROBERT C. ROBB, JR.*	Director
(Robert C. Robb, Jr.)

TOBY ROSENBLATT*	Director
(Toby Rosenblatt)

KENNETH L. URISH*	Director
(Kenneth L. Urish)

FREDERICK W. WINTER*	Director
(Frederick W. Winter)

	PAUL L. AUDET*	Director
(Paul L. Audet)

	HENRY GABBAY*	Director
(Henry Gabbay)

*By:	/s/ BENJAMIN ARCHIBALD		February 8, 2013
Benjamin Archibald (Attorney-in-Fact)

SIGNATURES

BlackRock Cayman Master Total Return Portfolio I, Ltd. has duly caused this Registration Statement of BlackRock Balanced Capital Fund, Inc., with respect only to information that specifically relates to BlackRock Cayman Master Total Return Portfolio I, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 8th day of February, 2013.

BLACKROCK CAYMAN MASTER TOTAL RETURN PORTFOLIO I, LTD.

By:	/s/ PAUL L. AUDET
Paul L. Audet Director

This Post-Effective Amendment to the Registration Statement of BlackRock Balanced Capital Fund, Inc., with respect only to information that specifically relates to BlackRock Cayman Master Total Return Portfolio I, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signature	Title	Date

/s/ PAUL L. AUDET Paul L. Audet	Director, BlackRock Cayman Master Total Return Portfolio I, Ltd.	February 8, 2013

/s/ HENRY GABBAY Henry Gabbay	Director, BlackRock Cayman Master Total Return Portfolio I, Ltd.	February 8, 2013

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase